As filed with the Securities and Exchange Commission on November 13, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 53.2%
Business Software & Services: 1.8%
514,224	CA, Inc.	$14,367,419
Commercial Banks & Thrifts: 2.3%
44,774	American National Bankshares, Inc.	1,018,608
65,389	Chicopee Bancorp, Inc.	970,373
161,142	Clifton Bancorp, Inc.	2,028,778
279,112	ESSA Bancorp, Inc.	3,153,966
47,438	First Connecticut Bancorp, Inc.	687,851
53,165	Heritage Financial Group, Inc.	1,073,401
31,654	Middleburg Financial Corp.	561,542
52,900	OceanFirst Financial Corp.	841,639
85,144	Shore Bancshares, Inc.*	766,296
589,083	Southern National Bancorp of Virginiaº	6,827,472
		17,929,926
Computer Systems: 1.8%
1,541,578	Silicon Graphics International Corp.*	14,228,765
Construction & Engineering: 9.9%
102,400	Dycom Industries, Inc.*	3,144,704
339,375	EMCOR Group, Inc.	13,561,425
1,069,025	KBR, Inc.	20,129,741
859,373	MasTec, Inc.*	26,314,001
618,439	MYR Group, Inc.*	14,892,011
		78,041,882
Electrical Equipment & Instruments: 1.5%
17,400	Emerson Electric Co.	1,088,892
904,940	GSI Group, Inc.*#	10,397,761
		11,486,653
Information Technology Services: 1.1%
836,248	Datalink Corp.*	8,889,316
Insurance: 2.9%
208,584	PartnerRe, Ltd.#	22,921,296
Internet Software & Services: 3.4%
545,505	j2 Global, Inc.	26,926,127
Machinery: 0.2%
20,000	Pentair, Ltd.#	1,309,800
Management Consulting: 2.9%
646,405	FTI Consulting, Inc.*	22,598,319
Oil & Gas Exploration & Production: 9.3%
621,788	Denbury Resources, Inc.	9,345,474
321,922	Energen Corporation	23,255,645
123,810	EOG Resources, Inc.	12,259,666
390,525	Rosetta Resources, Inc.*	17,401,794
300,375	Suncor Energy, Inc.#	10,858,556
		73,121,135
Oil Refining & Marketing: 0.0%
2,813	Phillips 66	228,725
Pulp & Paper: 0.7%
124,205	International Paper Co.	5,929,547
Real Estate: 0.0%
45,000	Gramercy Property Trust, Inc.	259,200
Retail: 0.4%
212,821	Francesca's Holding Corp.*	2,964,596
Telecommunications: 3.6%
1,252,666	Lumos Networks Corp.º	20,355,822
764,514	NTELOS Holdings Corp.	8,134,429
		28,490,251
Telecommunications Equipment: 2.7%
3,318,631	Harmonic, Inc.*	21,040,121
Truck Dealerships: 2.0%
208,143	Rush Enterprises, Inc. - Class A*	6,962,383
295,698	Rush Enterprises, Inc. - Class B*	8,844,327
		15,806,710
Utilities: 3.0%
848,825	The AES Corp.	12,036,339
346,642	PPL Corp.	11,383,723
		23,420,062

Waste Management Services: 3.7%
737,658	Republic Services, Inc.	28,783,415
TOTAL COMMON STOCKS
(cost $307,402,577)		418,743,265
PREFERRED STOCKS: 0.3%
Homebuilding: 0.3%
77,751	M/I Homes, Inc., 9.750%, Series A	1,995,091
Real Estate: 0.0%
5,700	Winthrop Realty Trust, 7.750%	148,656
TOTAL PREFERRED STOCKS
(cost $2,133,990)		2,143,747

Principal		Value
CONVERTIBLE BONDS: 0.5%
Oil & Gas Exploration & Production: 0.5%
$3,784,000	Bill Barrett Corp., 5.000%, 3/15/28	3,795,844
TOTAL CONVERTIBLE BONDS
(cost $3,788,322)		3,795,844
CORPORATE BONDS: 41.9%
Aerospace & Defense: 0.8%
808,000	Esterline Technologies Corp., 7.000%, 8/1/20	860,520
500,000	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	524,375
5,000,000	Kratos Defense & Security Solutions, Inc., 7.000%, 5/15/19 - 144A	4,987,500
		6,372,395
Automotive: 1.1%
8,230,000	Chrysler Group LLC and CG Co-Issuer, Inc., 8.000%, 6/15/19	8,775,237
Building Materials: 0.9%
3,238,000	Headwaters, Inc., 7.625%, 4/1/19	3,391,805
3,283,000	Nortek, Inc., 10.000%, 12/1/18	3,471,773
		6,863,578
Business Services: 1.4%
10,769,000	Iron Mountain, Inc., 8.375%, 8/15/21	11,226,683
Business Software & Services: 0.6%
4,674,000	Sungard Data Systems, Inc., 7.375%, 11/15/18	4,820,063
Coal Producers: 0.0%
236,000	CONSOL Energy, Inc., 8.250%, 4/1/20	247,505
Construction & Engineering: 0.8%
6,000,000	Michael Baker International LLC, 8.250%, 10/15/18 - 144A	6,090,000
Consumer Goods: 6.8%
8,345,000	Brown Shoe Co., Inc., 7.125%, 5/15/19	8,762,250
20,528,000	Pilgrim's Pride Corp., 7.875%, 12/15/18	21,554,400
21,998,000	US Foods, Inc., 8.500%, 6/30/19	23,345,377
		53,662,027
Entertainment: 0.1%
395,000	Carmike Cinemas, Inc., 7.375%, 5/15/19	420,675
Environmental Consulting & Engineering: 0.9%
6,674,000	Reynolds Group Issuer LLC, 8.500%, 5/15/18	6,915,933
Healthcare: 5.9%
4,305,000	Acadia Healthcare Co., Inc., 12.875%, 11/1/18	4,972,275
3,579,000	Alere, Inc., 8.625%, 10/1/18	3,695,317
11,650,000	Biomet, Inc., 6.500%, 8/1/20	12,378,125
4,689,000	ExamWorks Group, Inc., 9.000%, 7/15/19	5,040,675
14,300,000	Hanger, Inc., 7.125%, 11/15/18	14,693,250
806,000	HealthSouth Corp., 8.125%, 2/15/20	854,360
3,956,000	MedAssets, Inc., 8.000%, 11/15/18	4,124,130
571,000	Omnicare, Inc., 7.750%, 6/1/20	606,688
		46,364,820
Homebuilding: 2.4%
8,139,000	Lennar Corp., 12.250%, 6/1/17	10,031,318
8,344,000	M/I Homes, Inc., 8.625%, 11/15/18	8,755,985
		18,787,303
Internet Software & Services: 0.9%
5,000,000	Bankrate, Inc., 6.125%, 8/15/18 - 144A	4,937,500
2,243,000	j2 Global, Inc., 8.000%, 8/1/20	2,433,655
		7,371,155
Management Consulting: 1.1%
8,170,000	FTI Consulting, Inc., 6.750%, 10/1/20	8,527,438
Oil & Gas Equipment & Services: 1.1%
2,674,000	CGG, 7.750%, 5/15/17#	2,694,055
5,723,000	Exterran Holdings, Inc., 7.250%, 12/1/18	5,980,535
		8,674,590

Oil & Gas Exploration & Production: 5.7%
4,605,000	Bill Barrett Corp., 7.625%, 10/1/19	4,777,687
3,360,000	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	3,502,800
9,472,000	EPL Oil & Gas, Inc., 8.250%, 2/15/18	9,732,480
270,000	Newfield Exploration Co., 6.875%, 2/1/20	282,825
22,595,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	23,640,019
3,000,000	Stone Energy Corp., 7.500%, 11/15/22	3,105,900
		45,041,711
Packaging: 0.2%
1,692,000	Berry Plastics Corp., 9.750%, 1/15/21	1,882,350
Publishing: 0.3%
2,334,000	Gannett Co., Inc., 7.125%, 9/1/18	2,424,443
Real Estate: 1.3%
9,578,000	Realogy Group LLC, 7.875%, 2/15/19 - 144A	10,056,900
Retail: 1.2%
1,413,000	CDW LLC/CDW Finance Corp., 8.500%, 4/1/19	1,504,845
3,636,000	Levi Strauss & Co., 7.625%, 5/15/20	3,854,160
1,309,000	Michaels FinCo Holdings LLC/ Michaels FinCo, Inc., 7.500%, 8/1/18 - 144A	1,338,452
2,300,000	Rite Aid Corp., 8.000%, 8/15/20	2,472,500
		9,169,957
Satellite Services: 0.4%
3,354,000	Intelsat Jackson Holdings SA, 8.500%, 11/1/19#	3,516,417
Semiconductors: 0.6%
4,113,000	Freescale Semiconductor, Inc., 8.050%, 2/1/20	4,380,345
466,000	Freescale Semiconductor, Inc., 10.750%, 8/1/20	518,425
		4,898,770
Specialty Chemicals: 0.7%
4,975,000	Kraton Polymers LLC, 6.750%, 3/1/19	5,177,109
Telecommunications: 4.2%
7,479,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	7,768,811
217,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 1/15/19	225,951
2,935,000	Cogent Communications Group, Inc., 8.375%, 2/15/18 - 144A	3,096,425
250,000	Earthlink, Inc., 7.375%, 6/1/20	257,625
9,953,000	Level 3 Communications, Inc., 11.875%, 2/1/19	10,799,005
2,656,000	Level 3 Financing, Inc., 9.375%, 4/1/19	2,851,880
7,000,000	T-Mobile USA, Inc., 6.464%, 4/28/19	7,288,750
615,000	Videotron, Ltd., 9.125%, 4/15/18#	637,140
		32,925,587
Transportation: 1.9%
5,000,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	5,112,500
5,447,000	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/1/18	5,746,585
4,109,000	Swift Services Holdings, Inc., 10.000%, 11/15/18	4,334,995
		15,194,080
Water Infrastructure: 0.6%
4,321,000	Mueller Water Products, Inc., 7.375%, 6/1/17	4,412,821
TOTAL CORPORATE BONDS
(cost $332,827,775)		329,819,547

Shares		Value
SHORT-TERM INVESTMENT: 2.6%
Money Market Instrument^
20,416,340	AIM Liquid Assets, 0.060%	20,416,340
TOTAL SHORT-TERM INVESTMENT
(cost $20,416,340)		20,416,340
TOTAL INVESTMENTS IN SECURITIES
(cost $666,569,004): 98.5%		774,918,743
Other Assets and Liabilities 1.5%		11,461,084
NET ASSETS: 100.0%		$786,379,827

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the nine months ended September 30, 2014 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Lumos Networks Corp.	$6,594,892	$11,851,367	$ -	$18,446,259	$468,663	1,252,666	$20,355,822
Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	129,598	589,083	6,827,472

#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2014, the value of  these investments was $30,506,777, or 3.9% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:
Cost of investments	$666,570,166
Gross unrealized appreciation	136,722,421
Gross unrealized depreciation	(28,373,844)
Net unrealized appreciation	$108,348,577

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Valuation of Investments
Securities listed on a national securities exchange or the NASDAQ Market are valued at the last reported sale or the official closing price for certain markets on the exchange of major listing as of the close of the regular session of the New York Stock Exchange.

Securities that are traded principally in the over-the-counter market, listed securities for which no sale was reported on the day of valuation, and listed securities whose primary market is believed by Corbyn Investment Management, Inc. ("Corbyn" or the "Adviser") to be over-the-counter are valued at the mean of the closing bid and asked prices obtained from sources that the Adviser deems appropriate.

Investment in open-end management investment companies are valued at the net asset value of the shares of that investment company.

Short-term investments are valued at amortized cost, which approximates fair market value.  The value of securities that mature, or have an announced call, within 60 days will be valued at market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser as directed by the Fund's Board of Directors (the "Board")

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various input and valuation techniques used for measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2014
	Level 1	Level 2	Level 3	Total

Common Stocks	$418,743,265	$-	$-	$418,743,265
Preferred Stocks	148,656	1,995,091	-	2,143,747
Convertible Bonds	-	3,795,844	-	3,795,844
Corporate Bonds	-	329,819,547	-	329,819,547
Short-Term Investments	20,416,340	-	-	20,416,340

Total	$439,308,261	$335,610,482	$-	$774,918,743

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2014, the Fund recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date  November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                             Charles vK. Carlson, Chief Executive Officer

Date  November 12, 2014

By (Signature and Title)* /s/ Michael J. Fusting
                                              Michael J. Fusting, Chief Financial Officer

Date  November 12, 2014

* Print the name and title of each signing officer under his or her signature.